Income Taxes (Deferred Tax Rollforward) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	$ (1,367.9)	$ (745.3)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	5.2	16.4
(Charged) / credited to earnings	627.8	159.4
Net deferred income tax liabilities at the end of the period	(745.3)	(602.3)
Deferred tax liability (asset)	745.3	602.3
Increase (decrease) through business combinations, deferred tax liability (asset)	(5.2)	(16.4)
(Charged) / credited to earnings	627.8	159.4
Deferred income tax assets:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(1,404.4)	(1,284.1)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	5.2	(23.1)
(Charged) / credited to earnings	125.5	(8.3)
Net deferred income tax liabilities at the end of the period	(1,284.1)	(1,269.3)
Deferred tax liability (asset)	1,404.4	1,269.3
Increase (decrease) through business combinations, deferred tax liability (asset)	(5.2)	23.1
(Charged) / credited to earnings	125.5	(8.3)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(248.9)	0.0
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0
(Charged) / credited to earnings	248.9
Net deferred income tax liabilities at the end of the period	0.0
Deferred tax liability (asset)	248.9	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0
(Charged) / credited to earnings	248.9
Decommissioning liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(262.2)	(291.2)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(29.0)	(38.4)
Net deferred income tax liabilities at the end of the period	(291.2)	(329.6)
Deferred tax liability (asset)	291.2	291.2
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
(Charged) / credited to earnings	(29.0)	(38.4)
Income tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(833.1)	(932.6)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(99.5)	14.5
Net deferred income tax liabilities at the end of the period	(932.6)	(918.1)
Deferred tax liability (asset)	932.6	932.6
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
(Charged) / credited to earnings	(99.5)	14.5
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(1.1)	(2.5)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	(1.4)	(2.8)
Net deferred income tax liabilities at the end of the period	(2.5)	(5.3)
Deferred tax liability (asset)	2.5	2.5
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
(Charged) / credited to earnings	(1.4)	(2.8)
Risk management contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(11.6)	(4.7)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	6.9	4.7
Net deferred income tax liabilities at the end of the period	(4.7)	0.0
Deferred tax liability (asset)	4.7	4.7
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
(Charged) / credited to earnings	6.9	4.7
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(40.1)	(46.5)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	(58.4)
(Charged) / credited to earnings	(6.4)	(11.9)
Net deferred income tax liabilities at the end of the period	(46.5)	0.0
Deferred tax liability (asset)	46.5	46.5
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	58.4
(Charged) / credited to earnings	(6.4)	(11.9)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	(7.4)	(6.6)
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	5.2	35.3
(Charged) / credited to earnings	6.0	25.6
Net deferred income tax liabilities at the end of the period	(6.6)	(16.3)
Deferred tax liability (asset)	6.6	6.6
Increase (decrease) through business combinations, deferred tax liability (asset)	(5.2)	(35.3)
(Charged) / credited to earnings	6.0	25.6
Deferred income tax liabilities:
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	36.5	538.8
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	39.5
(Charged) / credited to earnings	502.3	167.7
Net deferred income tax liabilities at the end of the period	538.8	667.0
Deferred tax liability (asset)	(538.8)	(538.8)
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	(39.5)
(Charged) / credited to earnings	502.3	167.7
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	0.0	475.9
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	475.9	158.0
Net deferred income tax liabilities at the end of the period	475.9	633.9
Deferred tax liability (asset)	0.0	(633.9)
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
(Charged) / credited to earnings	475.9	158.0
Risk management contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	9.9	16.0
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	6.1	17.1
Net deferred income tax liabilities at the end of the period	16.0	33.1
Deferred tax liability (asset)	(9.9)	(33.1)
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
(Charged) / credited to earnings	6.1	17.1
ROU asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	26.6	31.7
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	39.5
(Charged) / credited to earnings	5.1	7.8
Net deferred income tax liabilities at the end of the period	31.7	0.0
Deferred tax liability (asset)	(31.7)	(31.7)
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	(39.5)
(Charged) / credited to earnings	5.1	7.8
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities at the beginning of the period	0.0	15.2
Changes in deferred tax liability (asset) [abstract]
(Charges) / credits due to acquisitions & other	0.0	0.0
(Charged) / credited to earnings	15.2	(15.2)
Net deferred income tax liabilities at the end of the period	15.2	0.0
Deferred tax liability (asset)	(15.2)	(15.2)
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
(Charged) / credited to earnings	$ 15.2	$ (15.2)